Expense Example {- Fidelity Enduring Opportunities Fund} - 10.31 Fidelity Enduring Opportunities Fund Pro-03 - Fidelity Enduring Opportunities Fund - Fidelity Enduring Opportunities Fund	Dec. 30, 2020 USD ($)
Expense Example:
1 year	$ 112
3 years	620
5 years	1,209
10 years	$ 2,809